LEASE - Other operating leases (Details) - 12 months ended Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
Operating lease cost	¥ 31,824	$ 4,360
Short term lease cost	289	40
Total	¥ 32,113	$ 4,400